Oct. 10, 2024
GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND III (the “Trust”)

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 10, 2024 to the Funds’ Summary Prospectuses, Prospectus and
Statement of Additional Information (“SAI”), each dated August 1, 2024

This supplement provides new and additional information regarding the Funds beyond that contained in the Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

On or around December 9, 2024 (the “Effective Date”), the name of each Fund will change as follows:

Current Name	New Name
GQG Partners International Quality Dividend Income Fund	GQG Partners International Quality Value Fund
GQG Partners US Quality Dividend Income Fund	GQG Partners US Quality Value Fund
GQG Partners Global Quality Dividend Income Fund	GQG Partners Global Quality Value Fund

In connection with the foregoing changes, the Funds also will make certain changes to their principal investment strategies and benchmark indices on or around the Effective Date. No changes will be made to the Funds’ investment objective to seek long-term capital appreciation and dividend income. More information about these changes will be available in the Funds’ Summary Prospectuses, Prospectus and SAI, each to be dated as of the Effective Date.

Please retain this supplement for future reference.

GQG-SK-016-0100

GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND III (the “Trust”)

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 10, 2024 to the Funds’ Summary Prospectuses, Prospectus and
Statement of Additional Information (“SAI”), each dated August 1, 2024

This supplement provides new and additional information regarding the Funds beyond that contained in the Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

On or around December 9, 2024 (the “Effective Date”), the name of each Fund will change as follows:

Current Name	New Name
GQG Partners International Quality Dividend Income Fund	GQG Partners International Quality Value Fund
GQG Partners US Quality Dividend Income Fund	GQG Partners US Quality Value Fund
GQG Partners Global Quality Dividend Income Fund	GQG Partners Global Quality Value Fund

In connection with the foregoing changes, the Funds also will make certain changes to their principal investment strategies and benchmark indices on or around the Effective Date. No changes will be made to the Funds’ investment objective to seek long-term capital appreciation and dividend income. More information about these changes will be available in the Funds’ Summary Prospectuses, Prospectus and SAI, each to be dated as of the Effective Date.

Please retain this supplement for future reference.

GQG-SK-016-0100

GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND III (the “Trust”)

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 10, 2024 to the Funds’ Summary Prospectuses, Prospectus and
Statement of Additional Information (“SAI”), each dated August 1, 2024

This supplement provides new and additional information regarding the Funds beyond that contained in the Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

On or around December 9, 2024 (the “Effective Date”), the name of each Fund will change as follows:

Current Name	New Name
GQG Partners International Quality Dividend Income Fund	GQG Partners International Quality Value Fund
GQG Partners US Quality Dividend Income Fund	GQG Partners US Quality Value Fund
GQG Partners Global Quality Dividend Income Fund	GQG Partners Global Quality Value Fund

In connection with the foregoing changes, the Funds also will make certain changes to their principal investment strategies and benchmark indices on or around the Effective Date. No changes will be made to the Funds’ investment objective to seek long-term capital appreciation and dividend income. More information about these changes will be available in the Funds’ Summary Prospectuses, Prospectus and SAI, each to be dated as of the Effective Date.

Please retain this supplement for future reference.

GQG-SK-016-0100